FORM 13F

                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                  Form 13F-HR

                               Form 13F-HR COVER PAGE


Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment: | |; Amendment Number:

This Amendment (Check only one): | | is a restatement.
                                 | | adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Bares Capital Management, Inc.
Address: 12600 Hill Country Blvd, Suite R-230
         Austin, TX 78738

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Brian T Bares
Title:    President
Phone:    512-542-1083

Signature, Place, and Date of Signing:

/s/Brian T Bares
Brian T Bares        Austin, Texas          May 15, 2013



Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 71

Form 13F Information Table Value Total: $778,132
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file nember(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                           FORM 13F INFORMATION TABLE


                 COLUMN 1                 COLUMN 2 COLUMN 3  COLUMN 4 COLUMN 5 COLUMN 6           COLUMN 7  COLUMN 8
           -------------------            -----------------  -------- ---------------------------  ------   -------------------
                                                                               INVESTMENT                   VOTING AUTHORITY
                                                                               DISCRETION                   (SHARES)
                                                                        MARKET SHARED
                                                                         VALUE SOLE  SHARED OTHER            SOLE    SHARED    NONE
           SECURITY DESCRIPTION           CLASS    CUSIP       SHARES   ($000)  (A)   (B)    (C)     MGR      (A)     (B)       (C)

Actuant Corp                              COM      508X203     1353014    41429  X                           1353014       0       0
Alleghany Corp                            COM      17175100       1884      746  X                              1884       0       0
American Express Company                  COM      25816109       9107      614  X                              9107       0       0
American Public Education                 COM      2913V103    1836318    64069  X                           1836318       0       0
Ascent Capital Group                      CL A     43632108       5221      389  X                              5221       0       0
Automatic Data Processing                 COM      53015103       9744      634  X                              9744       0       0
Berkshire Hathaway Inc                    CL A     84670108          9     1407  X                                 9       0       0
Berkshire Hathaway Inc                    CL B     84670207      17981     1874  X                             17981       0       0
Brookfield Asset Management Inc           COM      112585104     45112     1646  X                             45112       0       0
Capital Southwest Corp                    COM      140501107      5451      627  X                              5451       0       0
Cherokee Inc                              COM      16444H102    727769     9970  X                            727769       0       0
Choice Hotels International               COM      169905106     10000      423  X                             10000       0       0
Colfax Corporation                        COM      194014106   1224085    56969  X                           1224085       0       0
Conagra Food Inc                          COM      205887102     10000      358  X                             10000       0       0
ConocoPhillips                            COM      20825C104     30000     1803  X                             30000       0       0
Contango Oil & Gas Co.                    COM      21075N204     15451      619  X                             15451       0       0
Corporate Executive Board                 COM      21988R102    808306    47011  X                            808306       0       0
Ebix                                      COM      278715206     37665      611  X                             37665       0       0
Emerson Electric Co                       COM      291011104      7711      431  X                              7711       0       0
Expeditors International                  COM      302130109      8203      293  X                              8203       0       0
Female Health Company                     COM      314462102   4124023    29858  X                           4124023       0       0
Greenlight Capital Re LTD                 CL A     G4095J109     45741     1118  X                             45741       0       0
Hallmark Financial Services               COM      40624Q203   1904198    17138  X                           1904198       0       0
HEICO Corp                                CL A     422806208    603762    20715  X                            603762       0       0
Hospitality Properties Trust              COM      44106M102     23915      656  X                             23915       0       0
Interactive Intelligence Inc.             COM      45839M103   2021483    89653  X                           2021483       0       0
Interval Leisure Group                    COM      46113M108    586031    12740  X                            586031       0       0
INTL FCStone Inc                          COM      459028106   3142155    54705  X                           3142155       0       0
iShares Trust Treas Inflat                US TIP B 464287176      1924      233  X                              1924       0       0
Kinder Morgan Energy Partner              LTD PTN  494550106      9600      862  X                              9600       0       0
Kinder Morgan Management                  SHS      49455U100      3600      316  X                              3600       0       0
Leucadia National Corp                    COM      527288104     17658      484  X                             17658       0       0
Lockheed Martin Corporation               COM      539830109      7075      683  X                              7075       0       0
Masimo Corp                               COM      574599106   2095534    41114  X                           2095534       0       0
Microsoft Corp.                           COM      594918104     23944      685  X                             23944       0       0
Morningstar, Inc.                         COM      617700109    166543    11645  X                            166543       0       0
National Retail Properties, Inc.          COM      637417106     14000      506  X                             14000       0       0
Occidental Petroleum                      COM      674599105     12000      940  X                             12000       0       0
Omega Flex, Inc.                          COM      682095104    547009     9403  X                            547009       0       0
Pennsylvania Real Estate Invt             SH BEN IN709102107     10155      197  X                             10155       0       0
Pfizer Inc.                               COM      717081103     16579      478  X                             16579       0       0
Phillips 66                               COM      718546104     15000     1050  X                             15000       0       0
Pizza Inn Inc                             COM      725848105    126530      559  X                            126530       0       0
Powershares Emerging Market               Sov Debt 73936T573     18693      557  X                             18693       0       0
PowerShares Global Trust                  Nat Muni 73936T474     48713     1236  X                             48713       0       0
RealD Inc                                 COM      75604L105   4697775    61071  X                           4697775       0       0
Reis, Inc                                 COM      75936P105    207200     3220  X                            207200       0       0
Sears Holdings Corp                       COM      812350106      6458      323  X                              6458       0       0
SPDR Series Trust-Inter Treas             ETF      78464A516     17033      996  X                             17033       0       0
SPDR S&P Middle East & Africa             Mid East 78463X806      9398      630  X                              9398       0       0
Stamps.com                                COM      852857200    446504    11149  X                            446504       0       0
Stratasys Inc.                            COM      862685104      3598      267  X                              3598       0       0
Tandy Leather Factory Inc.                COM      87538X105   1634863    11640  X                           1634863       0       0
The Middleby Corp                         COM      596278101    252794    38463  X                            252794       0       0
TravelCenters of America                  COM      894174101     30000      288  X                             30000       0       0
Travelzoo Inc.                            COM      89421Q106    931393    19904  X                            931393       0       0
Utah Medical Products                     COM      917488108    422847    20622  X                            422847       0       0
Vanguard Scottsdale MBS                   Mort Bck 92206C771      7469      389  X                              7469       0       0
Vanguard Scottsdale Short Term Corp       ST Corp  92206C409     12575     1010  X                             12575       0       0
Vanguard Index ETF                        VALUE    922908744     13754      901  X                             13754       0       0
Vanguard Intern Index                     Emer Mkt 922042858     20459      878  X                             20459       0       0
Vanguard Intern Index                     Europe   922042874     13917      684  X                             13917       0       0
Walgreen Co.                              COM      931422109      4466      213  X                              4466       0       0
Weingarten Realty                         SH BEN T 948741103      7900      249  X                              7900       0       0
Western Union Co                          COM      959802109     20539      309  X                             20539       0       0
Weyerhaeuser Co                           COM      962166104     29966      940  X                             29966       0       0
White Mountains Insurance Group           COM      G9618E107      1354      768  X                              1354       0       0
Winmark Corp                              COM      974250102    836300    52679  X                            836300       0       0
XCEL Energy Inc.                          COM      98389B100     26000      772  X                             26000       0       0
XPO Logistics Inc                         COM      983793100   1167924    19668  X                           1167924       0       0
Zimmer Holdings, Inc.                     COM      98956P102      8551      643  X                              8551       0       0